Other operating income - Government subsidies per Covid-19 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating results
Government subsidies per Covid-19 context	$ 720	$ 16,394	$ 21,511
ICAB
Other operating results
Compensatory amount net of tax		16,315	15,264
Adjustment to Compensatory amount net of tax	$ 720	(139)	3,550
ICASGA
Other operating results
Compensatory amount net of tax			2,521
Adjustment to Compensatory amount net of tax		$ 218	$ 176